Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial Instruments
40. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised.
b) Fair value measurement and hierarchy
(i) Fair value measurement
The fair value of financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal, or in its absence, the most advantageous market to which Santander UK has access at that date. The fair value of a liability reflects its non-performance risk.
Financial instruments valued using observable market prices
If a quoted market price in an active market is available for an instrument, the fair value is calculated as the current bid price multiplied by the number of units of the instrument held.
Financial instruments valued using a valuation technique
In the absence of a quoted market price in an active market, management uses internal models to make its best estimate of the price that the market would set for that financial instrument. In order to make these estimations, various techniques are employed, including extrapolation from observable market data and observation of similar financial instruments with similar characteristics. Wherever possible, valuation parameters for each product are based on prices directly observable in active markets or that can be derived from directly observable market prices. Chosen valuation techniques incorporate all the factors that market participants would take into account in pricing transactions.
Santander UK manages certain groups of financial assets and liabilities on the basis of its net exposure to either market risks or credit risk. As a result, it has elected to use the exception under IFRS 13 which permits the fair value measurement of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position for a particular risk exposure or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date under current market conditions.
(ii) Fair value hierarchy
Santander UK applies the following fair value hierarchy that prioritises the inputs to valuation techniques used in measuring fair value. The hierarchy establishes three categories for valuing financial instruments, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three categories are: quoted prices in active markets (Level 1), internal models based on observable market data (Level 2) and internal models based on other than observable market data (Level 3). If the inputs used to measure an asset or a liability fall to different levels within the hierarchy, the classification of the entire asset or liability will be based on the lowest level input that is significant to the overall fair value measurement of the asset or liability.
Santander UK categorises assets and liabilities measured at fair value within the fair value hierarchy based on the inputs to the valuation techniques as follows:
Level 1    Unadjusted quoted prices for identical assets or liabilities in an active market that Santander UK can access at the measurement date. Active markets are assessed by reference to average daily trading volumes in absolute terms and, where applicable, by reference to market capitalisation for the instrument.
Level 2    Quoted prices in inactive markets, quoted prices for similar assets or liabilities, recent market transactions, inputs other than quoted market prices for the asset or liability that are observable either directly or indirectly for substantially the full term, and inputs to valuation techniques that are derived principally from or corroborated by observable market data through correlation or other statistical means for substantially the full term of the asset or liability.
Level 3    Significant inputs to the pricing or valuation techniques are unobservable. These unobservable inputs reflect the assumptions that market participants would use when pricing assets or liabilities and are considered significant to the overall valuation.
Changes in the observability of significant valuation inputs during the reporting period may result in a transfer of assets and liabilities within the fair value hierarchy. The Santander UK group recognises transfers between levels of the fair value hierarchy when there is a significant change in either its principal market or the level of observability of the inputs to the valuation techniques at the end of the reporting period.
c) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments at 31 December 2021 and 2020 are set out below. In substantially all cases, the principal inputs into these models are derived from observable market data. Santander UK did not make any material changes to the valuation techniques and internal models it used in 2021, 2020 and 2019. During 2021, Santander UK updated the interest rate market data valuation inputs to reflect the cessation of LIBOR at the end of 2021, using risk-free rates in line with market practice.
AIn the valuation of financial instruments requiring static hedging (for example interest rate, currency derivatives and property derivatives) and in the valuation of loans and advances and deposits, the ‘present value’ method is used. Expected future cash flows are discounted using the interest rate curves of the applicable currencies or forward house price index levels, as well as credit spreads. The interest rate curves are generally observable market data and reference yield curves derived from quoted interest rates in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.
BIn the valuation of equity financial instruments requiring dynamic hedging (principally equity securities, options and other structured instruments), proprietary local volatility and stochastic volatility models are used. These types of models are widely accepted in the financial services industry. Observable market inputs used in these models include the bid-offer spread, foreign currency exchange rates, volatility and correlation between indices. In limited circumstances, other inputs may be used in these models that are based on unobservable market data, such as the Halifax’s UK HPI volatility, HPI forward growth, HPI spot rate, mortality, mean reversion and contingent litigation risk.
CIn the valuation of financial instruments exposed to interest rate risk that require either static or dynamic hedging (such as interest rate futures, caps and floors, and options), the present value method (futures), Black’s model (caps/floors) and the Hull/White and Markov functional models (Bermudan options) are used. These types of models are widely accepted in the financial services industry. The significant inputs used in these models are observable market data, including appropriate interest rate curves, volatilities, correlations and exchange rates. In limited circumstances, other inputs may be used in these models that are based on unobservable market data, such as HPI volatility, HPI forward growth, HPI spot rate and mortality.
DIn the valuation of linear instruments such as credit risk and fixed-income derivatives, credit risk is measured using dynamic models similar to those used in the measurement of interest rate risk. In the case of non-linear instruments, if the portfolio is exposed to credit risk such as credit derivatives, the probability of default is determined using the credit default spread market. The main inputs used to determine the underlying cost of credit of credit derivatives are quoted credit risk premiums and the correlation between the quoted credit derivatives of various issuers.
The fair values of the financial instruments arising from Santander UK’s internal models take into account, among other things, contract terms and observable market data, which include such factors as bid-offer spread, interest rates, credit risk, exchange rates, the quoted market price of equity securities, volatility and prepayments. In all cases, when it is not possible to derive a valuation for a particular feature of an instrument, management uses judgement to determine the fair value of the particular feature. In exercising this judgement, a variety of tools are used including proxy observable data, historical data and extrapolation techniques. Extrapolation techniques take into account behavioural characteristics of equity markets that have been observed over time, and for which there is a strong case to support an expectation of a continuing trend in the future. Estimates are calibrated to observable market prices when they become available.
Santander UK believes its valuation methods are appropriate and consistent with other market participants. Nevertheless, the use of different valuation methods or assumptions, including imprecision in estimating unobservable market inputs, to determine the fair value of certain financial instruments could result in different estimates of fair value at the reporting date and the amount of gain or loss recorded for a particular instrument. Most of the valuation models are not significantly subjective, because they can be tested and, if necessary, recalibrated by the internal calculation of and subsequent comparison to market prices of actively traded securities, where available.
d) Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk-taker. To this end, ultimate responsibility for the determination of fair values lies with the Risk Department. For all financial instruments where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or verification is utilised. In inactive markets, direct observation of a traded price may not be possible. In these circumstances, Santander UK will source alternative market information to validate the financial instrument’s fair value, with greater weight given to information that is considered to be more relevant and reliable.
The factors that are considered in this regard include:
–The extent to which prices may be expected to represent genuine traded or tradeable prices
–The degree of similarity between financial instruments
–The degree of consistency between different sources
–The process followed by the pricing provider to derive the data
–The elapsed time between the date to which the market data relates and the balance sheet date
–The manner in which the data was sourced.
The source of pricing data is considered as part of the process that determines the classification of the level of a financial instrument. Consideration is given to the quality of the information available that provides the current mark-to-model valuation and estimates of how different these valuations could be on an actual trade, taking into consideration how active the market is. For spot assets that cannot be sold due to illiquidity, forward estimates are discounted to estimate a realisable value over time. Adjustments for illiquid positions are regularly reviewed to reflect changing market conditions.
For fair values determined using a valuation model, the control framework may include, as applicable, independent development and / or validation of: (i) the logic within the models; (ii) the inputs to those models; and (iii) any adjustments required outside the models. Internal valuation models are validated independently within the Risk Department. A validation report is produced for each model-derived valuation that assesses the mathematical assumptions behind the model, the implementation of the model and its integration within the trading system.
e) Fair values of financial instruments carried at amortised cost The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2021 and 2020, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value. The fair value of the portfolio of UK Government debt securities, included in other financial assets at amortised cost, is the only material financial instrument categorised in Level 1 of the fair value hierarchy.

										Group
	2021					2020
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	216,279	216,279	213,525	—	—	214,730	214,730	212,178
Loans and advances to banks	—	1,420	—	1,420	1,420	—	2,004	—	2,004	2,004
Reverse repurchase agreements - non trading	—	12,453	226	12,679	12,683	—	19,382	226	19,608	19,599
Other financial assets at amortised cost	164	348	—	512	506	799	393	—	1,192	1,163
	164	14,221	216,505	230,890	228,134	799	21,779	214,956	237,534	234,944
Liabilities
Deposits by customers	—	52	192,887	192,939	192,914	—	109	193,102	193,211	193,088
Deposits by banks	—	33,780	82	33,862	33,862	—	20,966	16	20,982	20,973
Repurchase agreements - non trading	—	11,718	—	11,718	11,718	—	15,847	—	15,847	15,848
Debt securities in issue	4,070	27,084	1,218	32,372	31,580	—	43,500	1,430	44,930	43,679
Subordinated liabilities	1,019	1,512	238	2,769	2,228	—	2,830	239	3,069	2,556
	5,089	74,146	194,425	273,660	272,302	—	83,252	194,787	278,039	276,144
The carrying value above of any financial assets and liabilities that are designated as hedged items in a portfolio (or macro) fair value hedge relationship excludes gains and losses attributable to the hedged risk, as this is included in other assets on the balance sheet.
Valuation methodology for financial instruments carried at amortised cost
The valuation approach to specific categories of financial instruments is described below.
Assets:
Loans and advances to customers
The approach to estimating the fair value of loans and advances to customers has been determined by discounting expected cash flows to reflect either current market rates or credit spreads relevant to the specific industry of the borrower. The determination of their fair values is an area of considerable estimation and uncertainty as there is no observable market and values are significantly affected by customer behaviour.
i) Advances secured on residential property
The fair value of the mortgage portfolio is calculated by discounting contractual cash flows by different spreads for each LTV Band, after taking account of expected customer prepayment rates. The spread is based on new business interest rates derived from publicly available competitor market information.
ii) Corporate loans
The determination of the fair values of performing loans is calculated by discounting the contractual cash flows and also deducting other costs relating to expected credit losses, cost of capital, credit risk capital, operational risk capital, cost of funding and operating costs.
iii) Other loans
These consist of unsecured personal loans, credit cards, overdrafts and consumer (auto) finance. The weighted average lives of these portfolios are short and relate to relatively new business. As a result, contractual interest rates approximate new business interest rates, and therefore no mark-to-market surplus or deficit has been recorded with respect to the performing book, with the exception of unsecured personal loans and consumer (auto) finance loans, where a small surplus or deficit has been recognised based on the differential between existing portfolio margins and the current contractual interest rates.
Loans and advances to banks
These comprise secured loans, short-term placements with banks including collateral and unsettled financial transactions. The secured loans have been valued based on a discounted spread for the term of the loans using valuation technique A as described above. The carrying amount of the other items is deemed a reasonable approximation of their fair value, as the transactions are very short-term in duration.
Reverse repurchase agreements - non-trading
The fair value of the reverse repurchase agreements - non trading has been estimated using valuation technique A as described above, using a spread appropriate to the underlying collateral.
Other financial assets at amortised cost
These consist of asset backed securities and debt securities. The asset backed securities can be complex products and in some instances are valued with the assistance of an independent, specialist valuation firm. These fair values are determined using industry-standard valuation techniques, including discounted cash flow models. The inputs to these models used in these valuation techniques include quotes from market makers, prices of similar assets, adjustments for differences in credit spreads, and additional quantitative and qualitative research. The debt security investments consist of a portfolio of government debt securities. The fair value of this portfolio has been determined using quoted market prices.
Liabilities:
Deposits by customers
The majority of deposit liabilities are payable on demand and therefore can be deemed short-term in nature with the fair value equal to the carrying value. Certain of the deposit liabilities are at a fixed rate until maturity. The deficit/surplus of fair value over carrying value of these liabilities has been estimated by reference to the market rates available at the balance sheet date for similar deposit liabilities of similar maturities. The fair value of such deposit liabilities has been estimated using valuation technique A as described above.
Deposits by banks
The fair value of deposits by banks, including repos, has been estimated using valuation technique A as described above, discounted at the appropriate credit spread.
Repurchase agreements - non trading
The fair value of the repurchase agreements - non trading has been estimated using valuation technique A as described above, discounted at a spread appropriate to the underlying collateral.
Debt securities in issue and subordinated liabilities
Where reliable prices are available, the fair value of debt securities in issue and subordinated liabilities has been calculated using quoted market prices.
f) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2021 and 31 December 2020, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2021				2020
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,193	1	1,194	—	2,455	2	2,457	A
	Interest rate contracts	—	1,574	—	1,574	—	2,604	14	2,618	A & C
	Equity and credit contracts	—	118	55	173	—	71	59	130	B & D
	Netting	—	(1,221)	—	(1,221)	—	(1,754)	—	(1,754)
		—	1,664	56	1,720	—	3,376	75	3,451
Other financial assets at FVTPL	Loans and advances to customers	—	440	74	514	—	493	99	592	A
	Debt securities	—	1	111	112	—	3	109	112	A, B & D
	Equity securities	—	—	50	50	83	—	47	130	B
	Reverse repurchase agreements – non trading	—	—	—	—	—	—	—	—	A
		—	441	235	676	83	496	255	834
Financial assets at FVOCI	Debt securities	5,833	—	—	5,833	8,501	428	—	8,929	D
	Loans and advances to customers	—	—	18	18	—	—	21	21	D
		5,833	—	18	5,851	8,501	428	21	8,950
Total assets at fair value		5,833	2,105	309	8,247	8,584	4,300	351	13,235

Liabilities
Derivative financial instruments	Exchange rate contracts	—	521	—	521	—	846	—	846	A
	Interest rate contracts	—	1,659	2	1,661	—	2,742	3	2,745	A & C
	Equity and credit contracts	—	28	30	58	—	54	29	83	B & D
	Netting	—	(1,221)	—	(1,221)	—	(1,754)	—	(1,754)
		—	987	32	1,019	—	1,888	32	1,920
Other financial liabilities at FVTPL	Debt securities in issue	—	555	5	560	—	1,051	6	1,057	A
	Structured deposits	—	223	—	223	—	375	—	375	A
	Repurchase agreements – non trading	—	—	—	—	—	—	—	—	A
	Collateral and associated financial guarantees	—	19	1	20	—	—	2	2	D
		—	797	6	803	—	1,426	8	1,434
Total liabilities at fair value		—	1,784	38	1,822	—	3,314	40	3,354
Transfers between levels of the fair value hierarchy
In 2021 there were no significant transfers of financial instruments between levels of the fair value hierarchy. In 2020, there was a £81m transfer of Visa shares from Level 3 to Level 1 due to the changes in litigation matters relating to these shares. A ruling was made whereby Type B Visa shares were converted into Type A Visa shares. Type B Visa shares are not liquid observable, but Type A Visa shares are.
g) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	2021	2020
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(9)	(8)
- Uncertainty	40	45
- Credit risk adjustment	6	11
- Funding fair value adjustment	3	3
	40	51
Model-related	—	—
Day One profit	—	—
	40	51
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads.
(i) Bid-offer and trade specific adjustments
Portfolios are marked at bid or offer, as appropriate. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the cost that would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position. For debt securities, the bid-offer spread is based on a market price at an individual security level. For other products, the major risk types are identified. For each risk type, the net portfolio risks are first classified into buckets, and then a bid-offer spread is applied to each risk bucket based upon the market bid-offer spread for the relevant hedging instrument.
(ii) Uncertainty
Certain model inputs may be less readily determinable from market data, and/or the choice of model itself may be more subjective. In these circumstances, a range of possible values exists that the financial instrument or market parameter may assume, and an adjustment may be needed to reflect the likelihood that in estimating the fair value of the financial instrument, market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in the valuation model.
(iii) Credit risk adjustment
Credit risk adjustments comprise credit and debit valuation adjustments. The credit valuation adjustment (CVA) is an adjustment to the valuation of OTC derivative contracts to reflect within fair value the possibility that the counterparty may default, and Santander UK may not receive the full market value of the transactions. The debit valuation adjustment (DVA) is an adjustment to the valuation of the OTC derivative contracts to reflect within the fair value the possibility that Santander UK may default, and that Santander UK may not pay full market value of the transactions.
Santander UK calculates a separate CVA and DVA for each Santander UK legal entity, and within each entity for each counterparty to which the entity has exposure. Santander UK calculates the CVA by applying the probability of default of the counterparty to the expected positive exposure to the counterparty, and multiplying the result by the loss expected in the event of default i.e. LGD. Conversely, Santander UK calculates the DVA by applying the PD of the Santander UK group, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to Santander UK and multiplying the result by the LGD. Both calculations are performed over the life of the potential exposure.
For most products Santander UK uses a simulation methodology to calculate the expected positive exposure to a counterparty. This incorporates a range of potential exposures across the portfolio of transactions with the counterparty over the life of the portfolio. The simulation methodology includes credit mitigants such as counterparty netting agreements and collateral agreements with the counterparty.
The methodologies do not, in general, account for wrong-way risk. Wrong-way risk arises where the underlying value of the derivative prior to any credit risk adjustment is positively correlated to the probability of default of the counterparty. When there is significant wrong-way risk, a trade-specific approach is applied to reflect the wrong-way risk within the valuation. Exposure to wrong-way risk is limited via internal governance processes and deal pricing. Santander UK considers that an appropriate adjustment to reflect wrong-way risk is £nil (2020: £nil).
(iv) Funding fair value adjustment (FFVA)
The FFVA is an adjustment to the valuation of OTC derivative positions to include the net cost of funding uncollateralised derivative positions. This is calculated by applying a suitable funding cost to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio.
Model-related adjustments
Models used for portfolio valuation purposes may be based upon a simplifying set of assumptions that do not capture all material market characteristics. Additionally, markets evolve, and models that were adequate in the past may require development to capture all material market characteristics in current market conditions. In these circumstances, model limitation adjustments are adopted. As model development progresses, model limitations are addressed within the core revaluation models and a model limitation adjustment is no longer needed.
h) Internal models based on information other than market data (Level 3)
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

			2021	2020	2021	2020	2019
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	45	51	—	3	2
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	48	56	(5)	6	—
3. FVTPL assets	Loans and advances to customers	Other loans	26	43	(2)	3	1
4. FVTPL assets	Debt securities	Reversionary property securities	91	107	5	6	(17)
5. FVTPL assets	Equity securities	Unlisted equity shares	50	47	1	12	42
6. FVTPL assets	Debt securities	Credit linked notes	20	2	(5)	(16)	7
7. FVOCI assets	Loans and advances to customers	Other loans	18	21	(3)	(4)	(2)
8. Derivative liabilities	Equity contracts	Property options and forwards	(30)	(29)	(1)	(3)	—
9. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(1)	(2)	5	16	(7)
			267	296	(5)	23	26
Other Level 3 assets			11	24	2	7	15
Other Level 3 liabilities			(7)	(9)	2	(3)	(7)
Total net assets			271	311	(1)	27	34
Total income/(expense)					(1)	27	34

Valuation techniques
1. Derivative assets – Equity and credit contracts
These are valued using a probability weighted set of HPI forward prices, which are assumed to be a reasonable representation of the increase in value of the Santander UK group’s reversionary interest portfolio underlying the derivatives. The probability used reflects the likelihood of the homeowner vacating the property and is calculated from mortality rates and acceleration rates which are a function of age and gender, obtained from the relevant mortality tables. Indexing is felt to be appropriate due to the size and geographical dispersion of the reversionary interest portfolio. These are determined using HPI Spot Rates adjusted to reflect estimated forward growth. Non-seasonally adjusted (NSA) national and regional HPI are used in the valuation model to avoid any subjective judgement in the adjustment process, which is made by Markit, which publishes the Halifax House Price Index.
The inputs used to determine the value of the reversionary property derivatives are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth.
2. FVTPL assets – Loans and advances to customers – roll-up mortgage portfolio
These represent roll-up mortgages (sometimes referred to as lifetime mortgages), which are an equity release scheme under which a property owner takes out a loan secured against their home. The owner may not make any interest payments during their lifetime in which case the fixed interest payments are rolled up into the mortgage. The loan or mortgage (capital and rolled-up interest) is repaid upon the owner’s vacation of the property and the value of the loan is only repaid from the value of the property. This is known as a ‘no negative equity guarantee’. Santander UK suffers a loss if the sale proceeds from the property are insufficient to repay the loan, as it is unable to pursue the homeowner’s estate or beneficiaries for the shortfall.
The value of the mortgage ‘rolls up’ or accretes until the owner vacates the property. In order to value the roll-up mortgages, Santander UK uses a probability-weighted set of European option prices (puts) determined using the Black-Scholes model, in which the ‘no negative equity guarantee’ are valued as short put options. The probability weighting applied is calculated from mortality rates and acceleration rates as a function of age and gender, taken from mortality tables.
The inputs used to determine the value of these instruments are HPI spot, HPI forward growth, HPI volatility, mortality rates and repayment rates. The principal pricing parameter is HPI forward growth. The HPI forward growth rate used is unobservable and is the same as used in the valuation of Instrument 1 above. The other parameters do not have a significant effect on the value of the instruments.
3. FVTPL assets – Loans and advances to customers – other loans
These relate to loans to transport and education companies. The fair value of these loans is estimated using the ‘present value’ model based on a credit curve derived from current market spreads. Loan specific credit data is unobservable, so a proxy population is applied based on industry sector and credit rating.
4. FVTPL assets – Debt securities
These consist of reversionary property securities and are an equity release scheme, where the property owner receives an upfront lump sum in return for paying a fixed percentage of the sales proceeds of the property when the owner vacates the property. These reversionary property securities are valued using a probability-weighted set of HPI forward prices which are assumed to be a reasonable representation of the increase in value of Santander UK’s reversionary interest portfolio underlying the derivatives. The probability weighting used reflects the probability of the homeowner vacating the property through death or moving into care and is calculated from mortality rates and acceleration factors which are a function of age and gender, obtained from the relevant mortality table.
The inputs used to determine the value of these instruments are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth. Discussion of the HPI spot rate, HPI forward growth rate and mortality rates for this financial instrument is the same as Instrument 1 above. An adjustment is also made to reflect the specific property risk. Specific property risk is from the difference between the specific properties in the portfolio, and the average price as expressed in the regionally weighted house price index.
5. FVTPL assets – Equity securities
These consist of unquoted equity investments in companies providing infrastructure services to the financial services industry. Observable market inputs to valuation models used include equity prices and foreign currency exchange rates. The significant unobservable input is contingent litigation costs and related expenses in respect of convertible preferred stock in Visa Inc, as described in Note 31. This is estimated by reference to best estimates received from third party legal counsel.
6 .FVTPL assets – Debt securities (Credit linked notes)
These consist of the retained senior tranches of credit linked notes in respect of credit protection vehicles sponsored by Santander UK and are mandatorily held at fair value through profit or loss. These vehicles provide credit protection on reference portfolios of Santander UK group loans with junior notes sold to external investors. The notes retained by Santander UK are classified as level 3 financial instruments as their valuation depends upon unobservable parameters relating to the underlying reference portfolios of loans, including credit spreads, correlations and prepayment speed, which have a significant effect on the overall valuation. For more information, see ‘Credit protection entities’ in Note 19.
7. FVOCI assets – Loans and advances to customers – other loans
These relate to shipping loans. The fair value of these loans is estimated using the ‘present value’ model based on a credit curve derived from current market spreads. Loan specific credit data is unobservable, so a proxy population is applied based on industry sector and credit rating.
8. Derivative liabilities – Equity contracts
There are three types of derivatives in this category:
European options – These are valued using a modified Black-Scholes model where the HPI is log-normally distributed with the forward rates determined from the HPI forward growth.
Asian options – Asian (or average value) options are valued using a modified Black-Scholes model, with an amended strike price and volatility assumption to account for the average exercise period, through a closed form adjustment that reflects the strike price relative to the distribution of stock prices at each relevant date. This is also known as the Curran model.
Forward contracts – Forward contracts are valued using a standard forward pricing model.
The inputs used to determine the value of the above instruments are HPI spot rate, HPI forward growth rate and HPI volatility. The principal pricing parameter is HPI forward growth rate, which is unobservable.
9. FVTPL liabilities – Financial guarantees
These relate to credit protection guarantees in respect of the proceeds of the retained senior tranches of credit linked notes described in Instrument 6 above, and have been designated at fair value through profit or loss. These instruments are valued using the same unobservable parameters described in Instrument 6 above, such that changes in the valuation of the senior tranches of the credit linked notes are offset by changes in the value of these credit protection guarantees. For more information, see ‘Credit protection entities’ in Note 19.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in 2021 and 2020:

	Assets					Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Assets held for sale	Total	Derivatives	Other financial liabilities at FVTPL	Liabilities held for sale	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	75	255	21	—	351	(32)	(8)	—	(40)
Total (losses)/gains recognised:
- Fair value movements	2	(6)	(3)	—	(7)	—	6	—	6
- Foreign exchange and other movements	—	2	—	—	2	—	1	—	1
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	—	—	—
Netting(1)	—	23	—	—	23	—	(5)	—	(5)
Additions	—	—	—	—	—	—	—	—	—
Sales	—	(16)	—	—	(16)	—	—	—	—
Settlements	(21)	(23)	—	—	(44)	—	—	—	—
At 31 December 2021	56	235	18	—	309	(32)	(6)	—	(38)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	2	(4)	(3)	—	(5)	—	7	—	7

At 1 January 2020	84	505	56	—	645	(35)	(61)	—	(96)
Total gains/(losses) recognised:
- Fair value movements	10	11	(4)	—	17	(7)	17	—	10
- Foreign exchange and other movements	—	(9)	—	—	(9)	—	8	—	8
Transfers in	1	1	—	—	2	—	—	—	—
Transfers out	—	(81)	—	—	(81)	—	28	—	28
Netting(1)	—	(42)	—	—	(42)	—	—	—	—
Additions	9	—	—	—	9	—	(2)	—	(2)
Sales	—	(19)	(19)	—	(38)	—	—	—	—
Settlements	(29)	(111)	(12)	—	(152)	10	2	—	12
At 31 December 2020	75	255	21	—	351	(32)	(8)	—	(40)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	10	2	(4)	—	8	(7)	25	—	18
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
As discussed above, the fair value of financial instruments are, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable current market transactions in the same instrument and are not based on observable market data and, as such require the application of a degree of judgement. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values significantly. The following table shows the sensitivity of these fair values to reasonably possible alternative assumptions.
Favourable and unfavourable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below. The potential effects do not take into effect any hedged positions.

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range(1)	Weighted average	Shift
2021	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	45	HPI Forward growth rate	0%-5%	2.56%	1%	6	(6)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	483	10%	6	(6)
2. FVTPL – Loans and advances to customers:	48	HPI Forward growth rate	0%-5%	2.68%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	26	Credit spreads	0.07% - 1.44%	0.50%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	91	HPI Forward growth rate	0% -5%	2.56%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	483	10%	4	(4)
5. FVTPL - Equity securities:	50	Contingent litigation risk	0% - 100%	45%	20%	7	(7)
– Unlisted equity shares
7. FVOCI - Loans and advances to customers:	18	Credit spreads	0.15% - 0.19%	0.04%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(30)	HPI Forward growth rate	0% -5%	2.39%	1%	2	(2)
– Property-related options and forwards		HPI Spot rate(2)	n/a	469	10%	3	(3)

2020
1. Derivative assets – Equity and credit contracts:	51	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	445	10%	7	(7)
2. FVTPL – Loans and advances to customers:	56	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	43	Credit spreads	0.07% - 1.55%	0.44%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	107	HPI Forward growth rate	0% - 5%	2.57%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	445	10%	5	(5)
5. FVTPL - Equity securities:	47	Contingent litigation risk	0% - 100%	49%	20%	8	(8)
– Unlisted equity shares
7. FVOCI - Loans and advances to customers:	21	Credit spreads	0.15% - 0.53%	0.32%	20%	—	—
– Other loans
8. Derivative liabilities – Equity contracts:	(29)	HPI Forward growth rate	0% - 5%	2.42%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate(2)	n/a	433	10%	3	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2021 and 2020.
No sensitivities are presented for FVTPL assets – Debt securities, Credit Linked Notes (instrument 6) and FVTPL liabilities – financial guarantees (instrument 9), as the terms of these instruments are fully matched. As a result, any changes in the valuation of the credit linked notes would be offset by an equal and opposite change in the valuation of the financial guarantees.
i) Maturities of financial liabilities and off-balance sheet commitments
The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK.

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2021	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	96	61	392	517	1,066
Other financial liabilities at fair value through profit or loss	—	6	8	553	236	803
Deposits by customers	180,907	3,706	5,690	1,920	741	192,964
Deposits by banks	1,386	536	57	31,984	—	33,963
Repurchase agreements – non trading	—	11,419	299	—	—	11,718
Debt securities in issue	—	5,011	2,752	16,754	8,057	32,574
Subordinated liabilities	—	32	98	1,547	2,020	3,697
Lease liabilities	—	—	32	79	32	143
Total financial liabilities	182,293	20,806	8,997	53,229	11,603	276,928
Off-balance sheet commitments given	20,545	5,359	5,747	5,523	574	37,748

2020
Financial liabilities
Derivative financial instruments	—	320	134	584	950	1,988
Other financial liabilities at fair value through profit or loss	—	1	107	570	759	1,437
Deposits by customers	179,499	4,251	5,994	2,767	682	193,193
Deposits by banks	2,426	1,894	2,535	14,044	207	21,106
Repurchase agreements – non trading	—	15,350	500	—	—	15,850
Debt securities in issue	—	5,759	11,042	19,269	8,921	44,991
Subordinated liabilities	—	30	92	1,221	2,718	4,061
Lease liabilities	—	—	18	57	37	112
Total financial liabilities	181,925	27,605	20,422	38,512	14,274	282,738
Off-balance sheet commitments given	21,055	4,493	4,983	11,493	1,146	43,170
As the above table is based on contractual maturities, no account is taken of call features related to subordinated liabilities. In addition, the repayment terms of debt securities may be accelerated in line with relevant covenants. Further, no account is taken of the possible early repayment of Santander UK’s mortgage-backed non-recourse finance which is redeemed by Santander UK as funds become available from redemptions of the residential mortgages. Santander UK has no control over the timing and amount of redemptions of residential mortgages.